SCOUT
REGIONAL
FUND


A no-load mutual fund
that seeks long-term
growth of both capital
and income by investing
in smaller regional
companies.


Semiannual Report
December 31, 1996

TO THE SHAREHOLDERS

Scout Regional Fund's total return (price change and reinvested distributions) for the six months ended December 31, 1996, was 4.56% in comparison with the unmanaged Value Line Composite index and Lipper Small Co. Fund index, which earned 6.92% and 0.37%, respectively for the same time period.

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

During the first two months of the fourth quarter, the equity markets continued to climb and set new records. In December, Greenspan warned that equities were overvalued which caused a mild correction in the large capitalization market. Small capitalization stocks, on the other hand, never completely recovered from the summer correction and lagged the broad market during October and November. Because Greenspan's valuation comments had little impact on small capitalization stocks, they outperformed large capitalization issues in December.

The dramatic gains in the equity markets have been generated by a small number of stocks with very large market capitalizations which dominate the most widely known indices. The influence of these few large capitalization stocks has given a distorted view of the market and created false expectations for all. The narrowness of the market advance is of concern to many analysts because they know these same stocks can drive the indices down just as quickly as they have pushed them up.

As Greenspan said, the valuation of many stocks has risen much more than that of the overall market. The Scout Regional Fund continues to seek stocks with strong fundamental values. The Fund is well diversified and its holdings equally weighted to reduce volatility. It's security holdings are underweighted in comparison with the Standard & Poor's 500 Index in sectors considered to be the most overvalued such as consumer staples, technology and finance. The portfolio is overweighted in utilities which are expected to benefit from the merger activity associated with industry consolidation, and meanwhile, provide high dividend income.

We appreciate you as a valued shareholder of Scout Regional Fund and continually welcome your questions or comments.


Top 10 Equity Holdings

                                   Market       Percent
                                   Value        of Total

Petrolite Corp.                 $  864,000      1.82%
Layne Christensen Co.              815,000      1.72%
Southwestern Energy Co.            756,250      1.59%
Kerr McGee Corp.                   720,000      1.52%
Bandag Inc.                        710,625      1.50%
NPC International Inc.             709,500      1.49%
Kellwood Co.                       700,000      1.47%
Brunswick Corp.                    696,000      1.47%
Lawter International Inc.          694,375      1.46%
Outboard Marine Corp.              660,000      1.39%
Top 10 Equity Holdings Total:   $7,325,750     15.43%

NOTE: All market values based on 12/31/96 statement of assets.

GRAPH -- Pie Chart


Historical Distributions

                                        Total
        Calendar        Dividends       Capital Gains   Distribution
        Year            per Share       per Share       per Share

        1992            0.040           -               0.040
        1993            0.138           -               0.138
        1994            0.180           0.171           0.351
        1995            0.190           0.705           0.895
        1996            0.205           0.396           0.601


Sincerely,


/s/David B. Anderson
David B. Anderson
UMB Investment Advisors


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation or any other applicable deposit insurance. These shares involve investment risks, including the possible loss of the principal amount invested.


FINANCIAL STATEMENTS
Statement of Net Assets
December 31, 1996 (unaudited)

                                                                Market
        Shares  Company                                         Value

COMMON STOCKS - 76.55%
BASIC MATERIALS -  7.84%
        50,000  Amax Gold, Inc.                            $    318,750
        15,000  Atchison Casting Co..                           270,000
	18,000	Cyprus Amax Minerals Co.  			420,750
        40,000  Fansteel, Inc.                                  250,000
        40,000  Huntco, Inc. Cl. A                              590,000
        30,000  Laclede Steel Co.                                97,500
	25,000	Midwest Grain Products, Inc.  			425,000
        18,000  Petrolite Corp.                                 864,000
        30,000  Santa Fe Pacific Gold                           461,250
                                                              3,697,250
Capital Goods - 10.03%
        15,000  Baldor Electric                                 369,375
        15,000  Bandag, Inc.                                    710,625
        27,500  BHA Group, Inc.                                 443,438
	60,000	Green (A.P.) Industries Inc.  			585,000
	18,000	Harmon Industries, Inc.  			335,250
         3,000  HON Industries Inc.                              99,000
        60,000  Instituform Technologies Inc., Cl. A            442,500
        60,000  Layne Inc.                                      915,000
        50,000  MYR Group, Inc.                                 643,750
         5,000  Paul Mueller Co.                                187,500
                                                              4,731,438
Consumer Cyclical - 21.39%
        30,000  Angelica Corp.                                  573,750
        10,000  Block (H & R), Inc.                             290,000
        15,000  Brown Group, Inc.                               275,625
        29,000  Brunswick Corp.                                 696,000
        38,000  CPI Corp.                                       636,500
	15,000	Caseys General Stores, Inc.  			281,250
         6,000  Dillards Dept. Stores, Inc. Cl. A               185,250
	16,000	Donnelley (R.R.) & Sons  			502,000
        20,000  First Alert, Inc.                                67,500
	35,000	Flexsteel Industries, Inc.  			455,000
        35,000  Kellwood Co.                                    700,000
        20,000  Lee Enterprises, Inc.                           465,000
	10,000	Mallinckrodt Group, Inc.  			441,250
         1,500  May Department Stores Co.                        70,125
Consumer Cyclical (Continued)
        24,000  Maytag Corp.                                    474,000
        18,150  Medpartners, Inc.                               381,150
	86,000	NPC International, Inc. Cl. B  			709,500
        35,000  O'Sullivan Industries Holdings, Inc.            490,000
        40,000  Outboard Marine Corp.                           660,000
        20,000  Republic Group, Inc.                            312,500
        40,000  Safety-Kleen Corp.                              655,000
        80,000  Sanfilippo (John B & Son), Inc.                 400,000
	34,000	Stuart Entertainment, Inc.  			153,000
        58,000  Toastmaster Inc.                                217,500
                                                             10,091,900
Consumer Staples - 11.36%
	15,000	Alberto-Culver Co. Cl. A  			618,750
	20,000	Beverly Enterprises, Inc.  			255,000
         5,000  Celestial Seasonings, Inc.                       98,750
        25,000  Clarcor Inc.                                    553,125
        35,000  Exabyte Corp.                                   468,125
        60,000  Isco, Inc.                                      540,000
	55,000	Lawter International, Inc.  			694,375
        18,000  Rival Co.                                       447,750
        22,000  Sealright Co.                                   231,000
         3,500  Sigma-Aldrich Corp.                             218,531
	85,000	TCBY Enterprises, Inc.  			340,000
	40,000	VICORP Restaurants, Inc.  			530,000
	50,000	Winnebago Industries, Inc.  			362,500
                                                              5,357,906
Energy - 8.49%
         7,500  Helmerich & Payne Inc.                          390,937
        10,000  Kerr-McGee Corp.                                720,000
        20,000  Laclede Gas Co.                                 482,500
        15,000  Mapco, Inc.                                     510,000
        35,000  Maverick Tube Corp.                             446,250
        11,000  Murphy Oil Corp.                                611,875
	30,000	St Joseph Light & Power Co.  			461,250
         7,000  St Mary Land & Exploration Co.                  174,125
        20,000  Total Petroleum North America Ltd.              207,500
                                                              4,004,437
Financial - 1.86%
         1,000  Boatmen's Bancshares                             64,500
        10,000  Brenton Banks                                   276,250
         1,260  Commerce Bancshares Inc.                         58,275
         1,000  Kansas City Life Insurance Co.                   63,500
         1,000  Magna Group, Inc                                 29,500
        10,000  Old Republic International Corp.                267,500
         2,500  Reinsurance Group of America, Inc.              117,813
                                                                877,338
Miscellaneous - 3.30%
        15,000  ACX Technologies                                298,125
        65,000  B.I. Inc.                                       455,000
        10,000  Lawson Products                                 218,750
         6,000  Molex Inc.                                      234,750
        50,000  Stimsonite Corp.                                306,250
        10,000  Trion Inc.                                       41,250
                                                              1,554,125
Technology - 0.17%
         3,500   DII Group Inc                                   81,375

Transportation & Service - 0.86%
        22,500  Werner Enterprises, Inc.                        407,812

Utilities - 11.25%
	38,000	Aliant Communications, Inc  			646,000
        12,000  Calenergy, Inc.                                 403,500
	35,000	Empire District Electric Co.  			656,250
        15,000  IES Industries, Inc.                            448,125
        15,000  Interstate Power Co.                            435,000
         8,000  Kansas City Power & Light Co.                   228,000
	50,000	Southwestern Energy Co.  			756,250
        15,000  Union Electric Co.                              577,500
	20,000	Utilicorp United, Inc.  			540,000
	20,000	Western Resources, Inc.  			617,500
                                                              5,308,125
TOTAL COMMON STOCK - 76.55%                                  36,111,706


        Face                                                    Market
        Amount  Company                                         Value

Convertible Corporate Bonds - 0.79%
	375,000	Beverly Enterprises, Inc. CV. Sub. Deb.,
                7.625% due March 15, 2003                       371,250

Short-Term Corporate Notes - 17.96%
	500,000	AIG Funding, Inc.,
                5.23%, due January 15, 1997                     498,892
	500,000	American Greetings Corp.,
                5.42%, due January 22, 1997                     498,344
	500,000	American Tel & Telegraph Co.,
                5.20%, due January 10, 1997                     499,278
 	500,000	American Tel & Telegraph Co.,
                5.28%, due January 31, 1997                     497,727
	500,000	Bell Atlantic Network Fdg.,
                5.33%, due January 23, 1997                     498,297
	500,000	Disney Walt Co.,
                5.33%, due January 8, 1997                      499,408
	500,000	Dover Corp.,
                5.54%, due January 17, 1997                     498,692
	500,000	du Pont (E.I.) de Nemours & Co.,
                5.30%, due February 4, 1997                     497,424
	625,000	Flour Corp.,
                5.58%, due January 29, 1997                     622,191
	375,000	Gannett Co. Inc.,
                5.85%, due January 6, 1997                      374,634
	500,000	International Business Machines Corp.,
                5.30%, due February 14, 1997                    496,687
	500,000	Kellogg Co.,
                5.33%, due January 3, 1997                      499,778
	500,000	Motorola Inc.,
                5.30%, due February 14, 1997                    496,687
	500,000	Penny (J.C.) Funding Corp.,
                5.34%, due January 21, 1997                     498,442
	500,000	Philip Morris Cos., Inc.,
                5.25%, due January 7, 1997                      499,490
	500,000	Raytheon Co.,
                5.34%, due January 9, 1997                      499,332
	500,000	Snap On Tools Corp.,
                5.60%, due January 21, 1997                     498,367
TOTAL SHORT-TERM CORPORATE NOTES - 17.96%                     8,473,670

GOVERNMENT SPONSORED ENTERPRISES - 4.19%
	500,000	Federal Home Loan Banks,
                5.25%, due April 17, 1997                       492,198
	500,000	Federal National Mortgage Association,
                5.19%, due January 13, 1997                     499,063
	500,000	Federal National Mortgage Association,
                5.27%, due March 4, 1997                        495,389
	500,000	Federal National Mortgage Association,
                5.29%, due April 30, 1997                       491,183
TOTAL GOVERNMENT SPONSORED ENTERPRISES - 4.19%                1,977,833

REPURCHASE AGREEMENT - 1.08%
	510,000	Northern Trust Co.,
                6.375%, due January 2, 1997
                (Collateralized by U.S. Treasury Notes,
                6.50%, due May 15, 1997)                        510,000

TOTAL INVESTMENTS -  100.57%                               $ 47,444,459

Other assets less liabilities - ( 0.57%)                      (273,395)

TOTAL NET ASSETS - 100.00%
  (equivalent to $10.43 per share;
  10,000,000 shares of $1.00 par value
  value capital shares authorized;
  4,524,616 shares outstanding)                            $ 47,171,064


FINANCIAL STATEMENTS
Statement of Assets and Liabilities
December 31, 1996 (unaudited)

ASSETS:
  Investment securities, at market value
     (identified cost $43,700,594)                         $ 47,444,459
  Cash                                                        (375,548)
  Dividends receivable                                           77,563
  Interest receivable                                             8,340
  Securities sold receivable                                     16,250
    Total assets                                             47,171,064
LIABILITIES AND NET ASSETS:
  Payable for investments purchased                              -
    Total liabilities                                            -
NET ASSETS                                                 $ 47,171,064

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in surplus of capital) $ 43,438,902 Accumulated undistributed income:
    Undistributed net investment income                           9,052
    Accumulated net realized gain on investment transactions      5,907
  Net unrealized appreciation in value of investments         3,717,203
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                $ 47,171,064
Capital shares, $1.00 par value
  Authorized                                                 10,000,000
  Outstanding                                                 4,524,616
NET ASSET VALUE PER SHARE                                       $ 10.43

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
Statement of Operations
Six Months Ended December 31, 1996 (unaudited)

INVESTMENT INCOME:
  Income:
    Dividends                                              $    394,760
    Interest                                                    264,886
                                                                659,646
  Expenses:
    Withholding fees                                                450
    Management fees  (Note 3)                                   187,181
    Registration fees and other expenses                         10,251
                                                                197,882
      Net investment income                                     461,764

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1):
  Realized gain from investment transactions
    (excluding commercial paper
    and repurchase agreements):
    Proceeds from sales of investments                        2,890,891
    Cost of investments sold                                  2,118,689
      Net realized gain from investment transactions            772,202
  Unrealized appreciation of investments:
    Beginning of period                                       2,926,042
    End of period                                             3,717,203
      Increase in net unrealized appreciation
        on investments                                          791,161
      Net gain on investments                                 1,563,363
      Net increase in net assets resulting
        from operations                                    $  2,025,127

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
Statements of Changes in Net Assets

                                            Six Months Ended   January 1, 1996
                                            December 31, 1996         to
                                            (unaudited)          June 30, 1996

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                          $    461,764     $    389,089
  Net realized gain from investment activities        772,202        1,587,947
    increase (decrease) in net unrealized
    appreciation of investments                       791,161          964,658
    Net increase in net assets resulting from
      operations                                    2,025,127        2,941,694

DISTRIBUTIONS TO SHAREHOLDERS FROM:*
  Net investment income                             (445,695)        (397,201)
  Net realized gain from investment transactions  (1,416,497)      (1,512,894)
    Total distributions to shareholders           (1,862,192)      (1,910,095)

INCREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from 723,673 and
    812,923 shares sold                             7,551,476        8,467,334
  Net asset value of 109,993 and
    115,106 shares issued for
    reinvestment of distributions                   1,142,833        1,190,193
                                                    8,694,309        9,657,527
  Cost of 344,717 and 469,494 shares redeemed     (3,587,340)      (4,955,644)
    Net increase from capital share transactions    5,106,969        4,701,883
      Total increase in net assets                  5,269,904        5,733,482

NET ASSETS:
  Beginning of period                              41,901,160       36,167,678
  End of period (including undistributed
    net investment income
    of $9,051 and $257,761)                      $ 47,171,064     $ 41,901,160

*Distributions to shareholders:
  Income dividends per share                          $  .101           $  .10
  Capital gains distribution per share                $  .321           $  .40

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Effective on April 24, 1996, the Fund's shareholders approved a change in the fiscal year-end. A summary of significant accounting policies that the Fund uses in the preparation of its financial statements follows. The policies are in conformity with generally accepted accounting principles.

Investments - Common stocks traded on a national securities exchange are valued at the last reported sales price on the last business day of the period or, if no sale was reported on that date, at the average of the last reported bid and asked prices. Investment transactions are recorded on the date securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis. Short-term investments are valued at cost with interest income recorded on the accrual basis.

Federal Income Taxes - The Fund has complied with the Internal Revenue Code requirements applicable to regulated investment companies and will distribute all income to its shareholders. Therefore, no Federal income tax provision is required.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. PURCHASES AND SALES OF SECURITIES - The aggregate amounts of security transactions during the six months ended December 31, 1996 (excluding repurchase agreements and short-term securities), are as follows:

                             Other than
                             U.S. Government   U.S. Government
                             Securities        Securities
Purchases                    $  3,468,688      $  0,000,000
Proceeds from sales             2,890,891         0,000,000

3. MANAGEMENT FEES - UMB Bank, n.a. is the Fund's manager and investment adviser and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholders accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Fund are taxes, interest, fees and the other charges of governments and their agencies for qualifying the Fund's shares for sale, special accounting and legal fees and brokerage commissions. UMB Bank's management fees are based on average daily net assets of the Fund at the annual rate of .85 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc., which serves as the Fund's underwriter and distributor.

4. REPURCHASE AGREEMENTS - Securities purchased under agreements to resell are held by the Fund's custodian and investment counsel, UMB Bank, n.a. The custodian monitors the market values of the underlying securities which they have purchased on behalf of the Fund to ensure that they are sufficient to protect the Fund in the event of default by the seller.


This report has been prepared for the information of the Shareholders of Scout Regional Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.



BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
Larry D. Armel
William E. Hoffman, D.D.S.
Eric T. Jager
Stephen F. Rose
Stuart Wien

Officers
Larry D. Armel, President
P. Bradley Adams, Vice President & Treasurer
Elizabeth L. Allwood, Vice President
Michael A. Brummel, Vice President
Martin A. Cramer, Vice President & Secretary
John G. Dyer, Vice President
Constance E. Martin, Vice President

Investment Counsel
UMB Bank, n.a., Kansas City, Missouri

Auditors
Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
Stradley, Ronon, Stevens & Young,
Philadelphia, Pennsylvania
John G. Dyer, Kansas City, Missouri

Custodian
UMB Bank, n.a., Kansas City, Missouri


JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862